Jun. 14, 2019
Virtus Strategic Allocation Series
Virtus Strategic Allocation Series

Virtus Variable Insurance Trust

Supplement dated June 14, 2019 to the

Summary and Statutory Prospectuses

dated April 30, 2019, as supplemented

Important Notice to Investors

Virtus Strategic Allocation Series Only

Effective June 4, 2019, the benchmark to which performance of the Series’ non-U.S. portfolio is compared has changed to MSCI ACWI ex USA SMID Cap Index (net). The Series’ equity subadviser believes the MSCI ACWI ex USA SMID Cap Index better reflects the markets and securities in which the Series’ non-U.S. portfolio is invested than its previous non-U.S. benchmark, the MSCI EAFE® Index (net). Accordingly, the Strategic Allocation Linked Benchmark is changed to consist of 45% Russell 1000® Growth Index, 15% MSCI ACWI ex USA SMID Cap Index, and 40% Bloomberg Barclays U.S. Aggregate Bond Index. Performance of the Tactical Allocation Fund Linked Benchmark from September 7, 2016 to June 3, 2019 continues to represent an allocation consisting of 45% Russell 1000® Growth Index, 15% MSCI EAFE® Index, and 40% Bloomberg Barclays U.S. Aggregate Bond Index; and performance of the Strategic Allocation Linked Benchmark prior to September 7, 2016 continues to represent an allocation consisting of 60% of the S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

Investors should retain this supplement with the Prospectuses for future reference.